BALANCE SHEETS - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 539,188	$ 297,349	$ 318,779
Prepaid expenses and other current assets	226,676	95,471	28,675
Total current assets	765,864	392,820	347,454
Property and equipment, net	3,330,837	2,429,035	1,078,404
Texas Railroad Commission bond	62,537	50,000	50,000
Intangible assets	726,897
Total Assets	4,886,135	2,871,855	1,475,858
Current Liabilities:
Accounts payable	122,214	149,835	5,523
Accrued interest	47,107	7,489	35,877
Advance on joint venture			233,983
Contingent liability		5,700	2,969
Note payable – related party	82,057	15,000
Note payable, current maturities, net of discount of$5,255 and $19,887 at September 30, 2023 and December 31, 2022, respectively	338,245	237,613	55,685
Convertible notes payable, net of discount of $84,290 at September 30, 2023	5,710
Convertible notes payable – related parties	22,000	25,000	25,000
Total current liabilities	617,333	440,637	359,037
Note payable, less current maturities, net of discount of $2,343 at December 31, 2022		183,657	275,775
Convertible notes payable, less current maturities	1,980,500	334,202	303,197
Note payable - related party, less current maturities	71,932
Derivative liability	116,559		3,116,734
Total Liabilities	2,786,324	958,496	4,054,743
Commitments and contingencies (Note 4)
Stockholders’ Equity:
Common Stock, par value $0.001, 350,000,000 shares authorized; 121,254,283 and 115,914,283 shares issued and outstanding, as of September 30,2023 and December 31, 2022, respectively	121,255	115,915	104,205
Additional paid-in capital	5,937,382	4,368,442	1,141,328
Common stock to be issued	1,223,939	52,496	154,164
Unearned stock compensation	(384,891)	(124,274)
Treasury stock, at cost	(66,400)	(66,400)	(66,400)
Accumulated deficit	(4,731,474)	(2,432,820)	(3,912,182)
Total Stockholders’ Equity	2,099,811	1,913,359	(2,578,885)
Total Liabilities and Stockholders’ Equity	4,886,135	2,871,855	1,475,858
Series A Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock, value
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock, value
Series C Non Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock, value
Special 2020 Series A Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock, value